UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2004
                                                        -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   667 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          05/13/04
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:       $105,844
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF    CUSIP      VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                          ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE


------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
AUTOLIV INC          COMMON     052800109   1850       45114   SH         SOLE          45114    0       0
-----------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP    COMMON     067901108   1809       76202   SH         SOLE          76202    0       0
-----------------------------------------------------------------------------------------------------------
COVANCE INC          COMMON     222816100    647       18800   SH         SOLE          18800    0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE
 NEMOURS & CO        COMMON     263534109   1647       39000   SH         SOLE          39000    0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE      SPONSORED
 PLC                 ADR        37733W105  21881      547860   SH         SOLE         547860    0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO       COMMON     406216101   4524      148856   SH         SOLE         148856    0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC   COMMON     438516106  15949      471176   SH         SOLE         471176    0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC   COMMON     484173109   1254       38000   SH         SOLE          38000    0       0
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC         COMMON     620076109  17255      980400   SH         SOLE         980400    0       0
-----------------------------------------------------------------------------------------------------------
VODAPHONE GROUP      SPONSORED  92857W100   5404      226120   SH         SOLE         226120    0       0
 PLC NEW             ADR
-----------------------------------------------------------------------------------------------------------
XANSER CORP          COMMON     98389J103    291      114000   SH         SOLE         114000    0       0
-----------------------------------------------------------------------------------------------------------
BUNGE LIMITED        COMMON     G16962105    402       10000   SH         SOLE          10000    0       0
-----------------------------------------------------------------------------------------------------------
CAESARS ENTMT INC    COMMON     127687101    652       50000   SH         SOLE          50000    0       0
-----------------------------------------------------------------------------------------------------------
CANADIAN SUPERIOR    COMMON     136644101    143      100000   SH         SOLE         100000    0       0
 ENERGY INC
-----------------------------------------------------------------------------------------------------------

DEAN FOODS CO NEW    COMMON     242370104   5110      153000   SH         SOLE         153000    0       0
-----------------------------------------------------------------------------------------------------------
EARTHLINK INC        COMMON     270321102    444       50000   SH         SOLE          50000    0       0
-----------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL     ORD        Y2573F102    513       30000   SH         SOLE          30000    0       0
 LTD
-----------------------------------------------------------------------------------------------------------
GARTNER INC          COM        366651107   2598      223000   SH         SOLE         223000    0       0
-----------------------------------------------------------------------------------------------------------
HCA INC              COMMON     404119109   1828       45000   SH         SOLE          45000    0       0
-----------------------------------------------------------------------------------------------------------
HARMONY GOLD MNG     SPONSORED  413216300    309       20000   SH         SOLE          20000    0       0
    LTD              ADR
-----------------------------------------------------------------------------------------------------------
ISHARES INC          MSCI       464286871   1060      100000   SH         SOLE         100000    0       0
                     HONG KONG
-----------------------------------------------------------------------------------------------------------
ISHARES INC          MSCI JAPAN 464286848   1087      100000   SH         SOLE         100000    0       0
-----------------------------------------------------------------------------------------------------------
IVANHOE MINES        COMMON     46579N103    141       25000   SH         SOLE          25000    0       0
 LTD
-----------------------------------------------------------------------------------------------------------
J P MORGAN CHASE     COMMON     46625H100   5437      129600   SH         SOLE         129600    0       0
 & CO
-----------------------------------------------------------------------------------------------------------
JLM INDUSTRIES       COMMON     46621D103    169      121415   SH         SOLE         121415    0       0
 INC
-----------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS COMMON     495582108    884       52500   SH         SOLE          52500    0       0
 INC
-----------------------------------------------------------------------------------------------------------
MACK CALI RLTY       COMMON     554489104    247        5500   SH         SOLE           5500    0       0
 CORP
-----------------------------------------------------------------------------------------------------------
NORANDA INC          COMMON     655422103   1437       80000   SH         SOLE          80000    0       0
-----------------------------------------------------------------------------------------------------------
OMI CORP NEW         COMMON     Y6476W104    572       50000   SH         SOLE          50000    0       0
-----------------------------------------------------------------------------------------------------------
PARK OHIO
 HLDGS CORP          COMMON     700666100   1013      110000   SH         SOLE         110000    0       0

-----------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SPONSORED   71654V408    335       10000   SH         SOLE          10000    0       0
 SA PETRO             ADR
-----------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL   COMMON     74153Q102   1017       59600   SH         SOLE          59600    0       0
-----------------------------------------------------------------------------------------------------------
SCUDDER NEW ASIA FD
 INC                 COMMON     811183102    837       56400   SH         SOLE          56400    0       0
-----------------------------------------------------------------------------------------------------------
SEQUA CORPORATION    CL A       817320104   2121       42931   SH         SOLE          42931    0       0
-----------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST
 GROUP INC           CL A       829226109    750       60000   SH         SOLE           60000   0       0
-----------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC    COMMON     867229106   1709       62500   SH         SOLE           62500   0       0
-----------------------------------------------------------------------------------------------------------
TOOTSIE ROLL INDS    COMMON     890516107    282        7725   SH         SOLE            7725   0       0
 INC
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP     COMMON     910671106   1136       60000   SH         SOLE           60000   0       0
-----------------------------------------------------------------------------------------------------------
VARCO INTL INC DEL   COMMON     922122106    614       34074   SH         SOLE           34074   0       0
-----------------------------------------------------------------------------------------------------------
WIMM BILL DANN      SPONSORED   97263M109    486       25000   SH         SOLE           25000   0       0
 FOODS OJSC           ADR
-----------------------------------------------------------------------------------------------------------

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